Deferred tax	12 Months Ended
Feb. 28, 2023
Disclosure Of Deferred Taxes Text Block Abstract
DEFERRED TAX

9. DEFERRED TAX

		As of February 28
Figures in Rand thousands	Note	2023	2022

Deferred tax liabilities		(51,894)	(47,063)
Deferred revenue		59,402	58,137
Property, plant and equipment and capitalized commission assets		(144,007)	(144,782)
Lease obligations		4,812	4,690
ECL provision on trade receivables		17,238	21,887
Other		10,661	13,005

Deferred tax assets		60,919	58,383
Deferred revenue		4,856	540
Property, plant and equipment and capitalized commission assets		25,233	27,059
Tax losses		8,795	19,710
Lease obligations		2,903	1,303
ECL provision on trade receivables		8,890	3,953
Other		10,242	5,818

Total net deferred tax assets		9,025	11,320

Reconciliation of deferred tax assets/(liabilities)
At March 1		11,320	5,022
Acquisition of subsidiaries		-	(13,386)
Increase in deferred revenue temporary differences		5,417	13,912
Decrease in property, plant and equipment and capitalized commission assets temporary differences		(469)	(23,479)
(Decrease)/increase in tax losses temporary differences		(13,076)	8,887
Increase/(decrease) in lease obligation temporary differences		1,659	(6,365)
(Decrease)/increase in ECL provision on trade receivables temporary differences		(430)	13,855
Increase in other temporary differences		1,504	12,954
Translation adjustments		3,100	(80)
At February 28		9,025	11,320

Reconciliation of deferred tax balances
At March 1		11,320	5,022
Acquisition of subsidiaries		–	(13,386)
(Charge)/credit to income statement	24	(17,229)	19,764
Others		14,570	-
Translation adjustments		364	(80)
At February 28		9,025	11,320

Unrecognized deferred tax assets

The Group has not recognized deferred tax assets relating to available tax losses in start-up subsidiaries where the probability of future taxable income is uncertain. These potential deferred tax assets will be recognized and utilized in future periods as and when they meet the recognition criteria. The tax losses available from these subsidiaries are ZAR 116.2 million (2022: ZAR 6.2 million). Detailed budgets and forecasts have been prepared by management which support the recoverability of these tax losses. None of the tax losses expire in terms of local tax legislation.

Unrecognized deferred tax liabilities

No deferred tax liability is recognized on temporary differences of ZAR 1,194.7 million (2022: ZAR 1,484.7 million) relating to the unremitted earnings of overseas subsidiaries as the Group is able to control the timings of the reversal of these temporary differences and it is probable that they will not reverse in the foreseeable future.